UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS ― 8.4%
	ENERGY ― 1.6%
	Anadarko Petroleum Corp.
7,645,000	4.713%, 10/10/2036 (1)	$3,207,454
	Legacy Reserves LP / Legacy Reserves Finance Corp.
2,448,000	6.625%, 12/1/2021 (2)	991,440
		4,198,894
	ENTERTAINMENT ― 0.7%
	International Game Technology PLC (3)
1,745,000	6.250%, 2/15/2022	1,758,087

	FINANCE - COMMERCIAL SERVICES ― 0.9%
	Block Financial LLC
2,240,000	4.125%, 10/1/2020	2,259,481

	FINANCE - PRIVATE EQUITY ― 0.5%
	CNH Industrial Capital LLC
1,391,000	4.375%, 11/6/2020	1,402,128
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
17,000	6.000%, 8/1/2020	17,000
		1,419,128
	FINANCE AND INSURANCE ― 0.4%
	Lincoln National Corp.
1,224,000	4.998% (3 month U.S. LIBOR +2.358%) (4), 5/17/2066	1,005,210

	MANUFACTURING ― 4.3%
	General Motors Co.
6,372,000	3.667% (3 month U.S. LIBOR +0.900%) (4), 9/10/2021	6,197,718
	Newell Brands, Inc.
331,000	3.150%, 4/1/2021	328,192
	Stanley Black & Decker, Inc.
4,830,000	7.092% (3 month U.S. LIBOR +4.304%) (4), 12/15/2053	4,811,887
		11,337,797
	TOTAL CORPORATE BONDS
		21,978,597

	U.S. GOVERNMENT NOTES/BONDS ― 6.6%
	United States Treasury Note/Bond
1,326,000	1.625%, 3/31/2019	1,323,434
15,884,000	1.625%, 6/30/2019	15,812,956

	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $17,136,483)	17,136,390

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited) (Continued)

Number of
Shares		Value
	CLOSED-END FUNDS ― 14.9%
110,490	BlackRock Corporate High Yield Fund, Inc.	$1,025,347
74,611	BlackRock Municipal Income Trust	909,508
138,987	BlackRock MuniHoldings New York Quality Fund, Inc.	1,665,064
275,479	BlackRock MuniVest Fund, Inc.	2,275,457
185,719	BlackRock MuniYield Quality Fund III, Inc.	2,237,914
143,976	Eaton Vance Municipal Bond Fund	1,625,489
232,579	Invesco Municipal Opportunity Trust	2,600,233
167,227	Invesco Municipal Trust	1,862,909
44,880	Invesco Trust for Investment Grade Municipals	515,222
408,525	Nuveen Quality Municipal Income Fund	5,122,904
1,366,194	Invesco Senior Income Trust	5,341,819
1,344,435	Nuveen Credit Strategies Income Fund	9,948,819
861,371	Western Asset High Income Opportunity Fund, Inc.	3,772,805

	TOTAL CLOSED-END FUNDS
	(Cost $42,307,411)	38,903,490

	EXCHANGE TRADED FUNDS ― 13.3%
194,844	iShares iBoxx High Yield Corporate Bond ETF (2)	15,801,848
557,573	iShares US Preferred Stock ETF (2)	19,085,724

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $34,601,026)	34,887,572

	PREFERRED STOCKS ― 44.8%
	BANKS ― 6.7%
	CIT Group, Inc. Depositary Shares
1,604,000	5.800% (effective 6/15/2022, 3 month U.S. LIBOR +3.972%) (5), 6/15/2022 (6)	1,455,630
	Citizens Financial Group, Inc. Depositary Shares (2)
2,887,000	5.500% (effective 4/6/2020, 3 month U.S. LIBOR +3.960%) (5), 4/6/2020 (6)	2,858,130
	GMAC Capital Trust I
126,464	8.401% (3 month U.S. LIBOR +5.785%) (4), 2/15/2040	3,205,862
	Valley National Bancorp
150,783	5.500% (effective 9/30/2022, 3 month U.S. LIBOR +3.578%) (5), 9/30/2022 (6)	3,356,430
	Wells Fargo & Co. Depositary Shares
6,771,000	6.558% (3 month U.S. LIBOR +3.770%) (4), 3/15/2019 (6)	6,737,145
		17,613,197

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited) (Continued)

Number of
Shares		Value
	PREFERRED STOCKS (Continued)
	DIVERSIFIED BANKING INSTITUTIONAL ― 8.6%
	Citigroup, Inc. Depositary Shares
10,103,000	5.875% (effective 3/27/2020, 3 month U.S. LIBOR +4.059%) (5), 3/27/2020 (6)	$9,762,024
1,350,000	5.950% (effective 8/15/2020, 3 month U.S. LIBOR +4.095%) (5), 8/15/2020 (6)	1,305,281
	Citigroup Capital XIII
41,088	8.890%, (3 month U.S. LIBOR +6.37%) (4), 10/30/2040	1,085,956
	JPMorgan Chase & Co. Depositary Shares
1,336,000	5.990%, (3 month U.S. LIBOR +3.47%) (4), 1/30/2019 (6)	1,319,300
9,106,000	5.300% (effective 5/1/2020, 3 month U.S. LIBOR +3.800%) (5), 5/1/2020 (6)	9,014,940
		22,487,501
	FINANCE - CREDIT CARD ― 2.6%
	American Express Co. Depositary Shares
3,296,000	5.200% (effective 11/15/2019, 3 month U.S. LIBOR +3.428%) (5), 11/15/2019 (6)	3,250,680
3,576,000	4.900% (effective 3/15/2020, 3 month U.S. LIBOR +3.285%) (5), 3/15/2020 (6)	3,428,490
		6,679,170
	FINANCE - INVESTMENT BANKER/BROKER ― 9.0%
	Goldman Sachs Group, Inc. Depositary Shares
1,362,000	5.700% (effective 5/10/2019, 3 month U.S. LIBOR +3.884%) (5), 5/10/2019 (6)	1,329,789
12,280,000	5.375% (effective 5/10/2020, 3 month U.S. LIBOR +3.922%) (5), 5/10/2020 (6)	11,881,146
	Morgan Stanley Depositary Shares
1,614,000	5.450% (effective 7/15/2019, 3 month U.S. LIBOR +3.610%) (5), 7/15/2019 (6)	1,571,826
9,067,000	5.550% (effective 7/15/2020, 3 month U.S. LIBOR +3.810%) (5), 7/15/2020 (6)	8,810,857
		23,593,618
	FINANCE AND INSURANCE ― 5.5%
	AllianzGI Convertible & Income Fund
53,052	5.625%, 9/20/2023 (6)	1,250,966
	Hartford Financial Services Group, Inc. (The)
158,565	7.875% (effective 4/15/2022, 3 month U.S. LIBOR +5.596%) (5), 4/15/2022 (6)	4,336,753
	MetLife, Inc. Depositary Shares
9,020,000	5.250% (effective 6/15/2020, 3 month U.S. LIBOR +3.575%) (5), 6/15/2020 (6)	8,690,770
	PartnerRe Ltd.
530	7.250%, 4/29/2021 (6)	13,350
		14,291,839
	INVESTMENT MANAGEMENT/ADVISOR SERVICES ― 2.9%
	Apollo Global Management LLC
58,292	6.375%, 3/15/2022 (6)	1,311,570
	Ares Management Corp.
244,186	7.000%, 6/30/2021 (6)	6,353,720
		7,665,290
	OIL & GAS ― 2.5%
	Hess Corp. Depositary Shares
130,503	8.000%, 2/1/2019 (7)	6,479,474

	PIPELINES ― 3.0%
	Andeavor Logistics LP Depositary Shares
7,120,000	6.875% (effective 2/15/2023, 3 month U.S. LIBOR +4.652%) (5), 2/15/2023 (6)	6,350,150
	Energy Transfer Operating LP
65,956	7.625% (effective 8/15/2023, 3 month U.S. LIBOR +4.738%) (5), 8/15/2023 (6)	1,511,711
		7,861,861

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited) (Continued)

Number of
Shares		Value
	PREFERRED STOCKS (Continued)
	REAL ESTATE INVESTMENT TRUST ― 3.2%
	Annaly Capital Management, Inc.
60,968	6.950% (effective 9/30/2022, 3 month U.S. LIBOR +4.993%) (5), 9/30/2022 (6)	$1,509,568
	Digital Realty Trust, Inc.
194,028	7.375%, 3/26/2019 (6)	4,891,446
	Kimco Realty Corp.
81,585	5.250%, 12/20/2022 (6)	1,668,413
	Vornado Realty Trust
18,441	5.250%, 12/13/2022 (6)	378,963
		8,448,390
	UTILITIES ― 0.8%
	Entergy Arkansas LLC
6,577	4.750%, 6/1/2063 (2)	145,746
67,245	4.900%, 12/1/2052	1,521,755
	Entergy Louisiana LLC
16,568	4.875%, 9/1/2066	382,058
		2,049,559
	TOTAL PREFERRED STOCKS
	(Cost $122,596,312)	117,169,899

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING ― 5.6%
	MONEY MARKET FUNDS ― 5.6%
14,765,369	First American Government Obligations Fund, Class Z, 2.32% (8)	14,765,369
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
	(Cost $14,765,369)	14,765,369

	TOTAL INVESTMENTS ― 93.6%
	(Cost $254,842,569)	244,841,317
	Other Assets in Excess of Liabilities ― 6.4%	16,783,246
	TOTAL NET ASSETS ― 100.0%	$261,624,563

Percentages are stated as a percent of net assets.

(1) Zero coupon bond. Rate shown is yield to maturity of the position.
(2) All or a portion of this security is on loan.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and maybe sold in transactions exempt from registration only to qualified institutional buyers on a public offering registered under the Securities Act of 1933.  The security has been deemed liquid by the advisor.

(4) Variable Rate security. Rates disclosed as of December 31, 2018.
(5) Fixed to floating rate. Effective date of change and formula disclosed. Rate disclosed is as of period end.
(6) Underlying preferred stock can be called at any dividend payment on or after date disclosed.
(7) Convertible.
(8) Seven-day yield as of December 31, 2018.

Bramshill Income Performance Fund
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited) (Continued)

FUTURES CONTRACTS
Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value and Unrealized Depreciation
CME Ultra Long Term U.S. Treasury Bond	(224)	March 2019	$(35,987,000)	$(417,043)
				$(417,043)

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of December 31, 2018:

Bramshill Income Performance Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$21,978,597	$-	$21,978,597
U.S. Government Notes	17,136,390	-	-	17,136,390
Closed-End Funds	38,903,490	-	-	38,903,490
Exchange Traded Funds	34,887,572	-	-	34,887,572
Preferred Stocks	32,924,267	84,245,632	-	117,169,899
Investments Purchased with Proceeds from Securities Lending	14,765,369	-	-	14,765,369
Total	$138,617,088	$106,224,229	$-	$244,841,317

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Future Contracts	$(417,043)	$-	$-	$(417,043)
Total	$(417,043)	$-	$-	$(417,043)

*Future Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

Please refer to the Schedule of investments for further classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date   February 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  February 21, 2019